DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Exposure of Trade Receivables by Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 18,438	$ 22,153
USA [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	8,647	9,472
Euro-zone countries [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	786	1,502
United Kingdom [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	121	132
Other European countries [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	7	84
Other regions [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 8,877	$ 10,963